Segment Information - Total asset allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 346,263	$ 279,926
Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	407,724	336,839
Operating Segments | OEM
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	148,959	132,179
Operating Segments | IAM
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	156,967	119,769
Operating Segments | Corporate Segment
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	40,337	27,978
Operating Segments | Cummins Westport, Inc.
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	61,461	56,913
Consolidation, Eliminations
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ (61,461)	$ (56,913)